Expense Example - PIMCO Dynamic Bond Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	I-3 1 Year	I-3 3 Years	I-3 5 Years	I-3 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years
USD ($)	85	265	460	1,025	95	296	515	1,143	100	323	564	1,255	496	751	1,025	1,808	301	621	1,068	2,306	151	468	808	1,768